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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A

                 REGISTRATION STATEMENT (NO. 2-56846) UNDER THE
                             SECURITIES ACT OF 1933


                           PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 113
                                       AND


                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                AMENDMENT NO. 114


                              VANGUARD INDEX FUNDS
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

           P.O. BOX 2600, VALLEY FORGE, PA 19482 (ADDRESS OF PRINCIPAL
                                EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                               HEIDI STAM, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482


             IT IS PROPOSED THAT THIS AMENDMENT BECOME EFFECTIVE ON
              MAY 30, 2008 PURSUANT TO PARAGRAPH (B) OF RULE 485.






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

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 30th day of May, 2008.


                                   VANGUARD INDEX FUNDS

                                   BY:_____________(signature)________________


                                                  (HEIDI STAM)
                                                JOHN J. BRENNAN*
                                      CHAIRMAN AND CHIEF EXECUTIVE OFFICER


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


             SIGNATURE                         TITLE                        DATE
     --------------------------------------------------------------------------------


By:     /S/ JOHN J. BRENNAN          President, Chairman, Chief        May 30, 2008
     ------------------------------  Executive Officer, and Trustee
            (Heidi Stam)
            John J. Brennan*

By:     /S/ CHARLES D. ELLIS         Trustee                           May 30, 2008
     ------------------------------
            (Heidi Stam)
            Charles D. Ellis*

By:     /S/ EMERSON U. FULLWOOD      Trustee                           May 30, 2008
     ----------------------------
          (Heidi Stam)
         Emerson U. Fullwood*

By:     /S/ RAJIV L. GUPTA           Trustee                           May 30, 2008
     ------------------------------
            (Heidi Stam)
            Rajiv L. Gupta*

By:     /S/ AMY GUTMANN              Trustee                           May 30, 2008
     ------------------------------
            (Heidi Stam)
            Amy Gutmann*

By:     /S/ JOANN HEFFERNAN HEISEN   Trustee                           May 30, 2008
     ------------------------------
            (Heidi Stam)
            JoAnn Heffernan Heisen*

By:     /S/ ANDRE F. PEROLD          Trustee                           May 30, 2008
     ------------------------------
            (Heidi Stam)
            Andre F. Perold*

By:     /S/ ALFRED M. RANKIN, JR.    Trustee                           May 30, 2008
     ------------------------------
            (Heidi Stam)
            Alfred M. Rankin, Jr.*

By:     /S/ J. LAWRENCE WILSON       Trustee                           May 30, 2008
     ------------------------------
            (Heidi Stam)
            J. Lawrence Wilson*

By:     /S/ THOMAS J. HIGGINS        Treasurer and Principal           May 30, 2008
     ------------------------------  Financial Officer and
            (Heidi Stam)             Principal Accounting Officer
            Thomas J. Higgins*


* By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by Reference.

Users of this data are advised pursuant to the rules and regulations governing the filing of voluntary XBRL disclosure that the following XBRL documents are not the official publicly filed disclosure of The Vanguard Group. The purpose of submitting these XBRL formatted documents is to test the related format and technology and, as a result, investors should continue to rely on the official version of the furnished documents and not rely on this information in making investment decisions.

                                 EXHIBIT INDEX



XBRL Instance Document . . . . . . . . . . . . . . . .  . . . . . . Ex-100.INS

XBRL Taxonomy Extension Schema Document . . . . . . . . . . . . . . Ex-100.SCH

XBRL Taxonomy Extension Definition Linkbase Document . . . . . . .  Ex-100.DEF

XBRL Taxonomy Extension Labels Linkbase Document . . . . . . . . .  Ex-100.LAB